Common Stock and Stock Option Plans	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Common Stock and Stock Option Plans

NOTE 15 — COMMON STOCK AND STOCK OPTION PLANS

The Company’s share capital at December 31, 2017 consisted of 22,133,149 shares, each with a nominal value of €0.80 and 22,133,149 as of December 31, 2016 and 5,533,287 as of December 31, 2015.

Rights and privileges related to ordinary shares

Ordinary shares give right to dividend. Ordinary shares registered held for more than two years give a double voting right.

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s articles of incorporation.

Retained earnings available for distribution amounted to €255.1 million (US$305.9 million) at December 31, 2017. We did not pay any dividend during the years ended December 31, 2017, 2016 and 2015.

Issued shares

CGG increased its share capital through the distribution of preferential subscription rights to existing shareholders launched on January 13, 2016. The final gross proceeds amounted to €350,589,080.16, corresponding to the issuance of 531,195,576 new shares. The net proceeds of the issuance amounted to €337 million (or US$367.5 million) and were used to reinforce the shareholders’ equity of CGG and improve its liquidity as it finances its Transformation Plan.

The transaction was fully underwritten (excluding the Bpifrance Participations and IFP Energies Nouvelles subscription commitments) by a syndicate of banks. The fees and costs related to this transaction amounted to €13 million (US$14 million).

The listing of the new shares on the regulated market of Euronext Paris (Segment B) on the same line as the existing shares (FR0000120164) took place on February 5, 2016. As from that date, the share capital of CGG was composed of 708,260,768 shares with a nominal value of €0.40 each, for a total nominal share capital of €283,304,307.20.

For information on our February 21, 2018 capital increase, please refer to note 2.

Reverse stock split

The Company carried out on July 20, 2016 the reverse stock split that the Combined General Shareholders’ Meeting approved on May 27, 2016. All shareholders received one new share (with all rights pertaining to shares), in exchange for 32 former shares. The first share price on July 20 was calculated on the basis of the last share price traded on July 19 (€0.69) multiplied by 32.

The listing of the new shares on the regulated market of Euronext Paris (Segment B) on a new line (FR0013181864) took place on July 20, 2016. As from that date, the share capital of CGG was composed of 22,133,149 shares with a nominal value of €12.80 each, for a total nominal share capital of €283,304,307.20.

Change of nominal value of ordinary shares

The Company carried out on August 11, 2016 the change of nominal value of ordinary shares that the Combined General Shareholders’ Meeting approved on May 27, 2016. The Company’s share capital was reduced by €265,597,788 (or US$304.1 million at historical exchange rate) to bring it down from €283,304,307.20 to €17,706,519 (or US$20.3 million) by reducing the nominal value of the Company’s shares after realization of the reverse split from €12.80 to €0.80.

The amount of €265,597,788, corresponding to the share capital reduction, was allocated in full to the “additional paid in capital” account.

Stock options

Pursuant to various resolutions adopted by the Board of Directors, the Group has granted options to purchase Ordinary Shares to certain employees, Executive Officers and Directors of the Group.

On January 6, 2010, the Board of Directors allocated 220,000 stock options to one beneficiary pursuant to a shareholders’ resolution. The exercise price of the stock options is €14.71. The stock options expire on January 6, 2018. 110,000 of these stock options vested immediately, 55,000 vested as of January 7, 2011 and 55,000 vested as of January 7, 2012.

On March 22, 2010, the Board of Directors allocated:

•

1,348,150 stock options to 338 beneficiaries pursuant to a shareholders’ resolution. The exercise price of the stock options is €19.44. The stock options expire on March 22, 2018. Rights to these options vested by one-third during each of the first three years of the plan;

•

200,000 stock options to the Chairman and Chief Executive Officer. Their exercise price is €19.44. Rights to these options vest by one-third during each of the first three years of the plan. Such vesting is subject to performance conditions based on the fulfillment of one of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Services SectorSM (OSXSM) index; or

—	A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Chairman and Chief Executive Officer.

On October 21, 2010, the Board of Directors allocated 120,000 stock options to three beneficiaries pursuant to a shareholders’ resolution. The exercise price of the stock options is €16.88. The plan expires on October 21, 2018. Rights to these options vested by one-third during each of the first three years of the plan.

On March 24, 2011, the Board of Directors allocated:

•

964,363 stock options to 364 beneficiaries pursuant to a shareholders’ resolution. The exercise price of the stock options is €25.48. The stock options expire on March 24, 2019. Rights to these options vest by one-third during each of the first three years of the plan;

•

66,667 stock options to the Chairman and 133,333 stock options to the Chief Executive Officer. Their exercise price is €25.48. Rights to these options vest by one-third during each of the first three years of the plan. Such vesting is subject to performance conditions based on the fulfillment of one of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index; or

—

A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Chairman and of the Chief Executive Officer.

The exercise price of each option is the average market value of the share during the 20-day period ending the day before the date the option is allocated.

On June 26, 2012, the Board of Directors allocated:

•

590,625 stock options to certain employees. Their exercise price is €18.77. The options vest in three batches, in June 2014 (for 50% of the options allocated), June 2015 (for 25% of the options allocated) and June 2016 (for 25% of the options allocated). The options have an eight-year duration.

•

420,000 stock options to the Executive Committee. Their exercise price is €18.77. The options vest in three batches, in June 2014 (for 50% of the options allocated), June 2015 (for 25% of the options allocated) and June 2016 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—	A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Executive Committee members;

—	A share price performance objective relative to the share price increase over the vesting period.

•

200,000 stock options to the Chief Executive Officer and 100,000 to each of the Corporate Officers. Their exercise price is €18.77. The options vest in three batches, in June 2014 (for 50% of the options allocated), June 2015 (for 25% of the options allocated) and June 2016 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—

A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Chief Executive Officer and Corporate Officers;

—	A share price performance objective relative to the share price increase over the vesting period.

The exercise price of each option is the average market value of the share during the 20-day period ending the day before the date the option is allocated.

On June 24, 2013, the Board of Directors allocated:

•

1,062,574 stock options to certain employees. Their exercise price is €18.47. The options vest in three batches, in June 2015 (for 50% of the options allocated), June 2016 (for 25% of the options allocated) and June 2017 (for 25% of the options allocated). The options have an eight-year duration.

•

200,000 stock options to the Chief Executive Officer and 100,000 to each of the Corporate Officers. Their exercise price is €18.47. The options vest in three batches, in June 2015 (for 50% of the options allocated), June 2016 (for 25% of the options allocated) and June 2017 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—

A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Chief Executive Officer and Corporate Officers;

—	A share price performance objective relative to the share price increase over the vesting period.

•

180,000 stock options to the other Corporate Committee members. Their exercise price is €18.47. The options vest in three batches, in June 2015 (for 50% of the options allocated), June 2016 (for 25% of the options allocated) and June 2017 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—	A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Corporate Committee members;

—	A share price performance objective relative to the share price increase over the vesting period.

The exercise price of each option is the average market value of the share during the twenty-day period ending the day before the date the option is allocated.

On June 26, 2014, the Board of Directors allocated:

•

1,135,843 stock options to certain employees. Their exercise price is €10.29. The options vest in three batches, in June 2016 (for 50% of the options allocated), June 2017 (for 25% of the options allocated) and June 2018 (for 25% of the options allocated). The options have an eight-year duration.

•

200,000 stock options to the Chief Executive Officer and 100,000 to each of the Corporate Officers. Their exercise price is €10.29. The options vest in three batches, in June 2016 (for 50% of the options allocated), June 2017 (for 25% of the options allocated) and June 2018 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—

A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Chief Executive Officer and Corporate Officers;

—	A share price performance objective relative to the share price increase over the vesting period.

•

120,000 stock options to the other Corporate Committee members. Their exercise price is €10.29. The options vest in three batches, in June 2016 (for 50% of the options allocated), June 2017 (for 25% of the options allocated) and June 2018 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—	A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Corporate Committee members;

—	A share price performance objective relative to the share price increase over the vesting period.

The exercise price of each option is the average market value of the share during the 20-day period ending the day before the date the option is allocated.

On June 25, 2015, the Board of Directors allocated:

•

1,168,290 options to certain employees. Their exercise price is €6.01. The options vest in three batches, in June 2017 (for 50% of the options allocated), June 2018 (for 25% of the options allocated) and June 2019 (for 25% of the options allocated). The options have an eight-year duration.

•

220,600 options to the Chief Executive Officer and 111,000 to each of the Corporate Officers. Their exercise price is €6.01. The options vest in three batches, in June 2017 (for 50% of the options allocated), June 2018 (for 25% of the options allocated) and June 2019 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—

A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Chief Executive Officer and Corporate Officers;

—	A share price performance objective relative to the share price increase over the vesting period.

•

159,000 options to the other Corporate Committee members. Their exercise price is €6.01. The options vest in three batches, in June 2017 (for 50% of the options allocated), June 2018 (for 25% of the options allocated) and June 2019 (for 25% of the options allocated). Such vesting is subject to performance conditions. The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—	A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Corporate Committee members;

—	A share price performance objective relative to the share price increase over the vesting period.

The exercise price of each option is the average market value of the share during the twenty-day period ending the day before the date the option is allocated.

On June 23, 2016, the Board of Directors allocated:

•

4,126,368 options to certain employees. Their exercise price is €0.68. The options vest in three batches, in June 2018 (for 50% of the options allocated), June 2019 (for 25% of the options allocated) and June 2020 (for 25% of the options allocated). The options have an eight-year duration.

•

882,400 options to the Chief Executive Officer and 444,000 to each of the Corporate Officers. Their exercise price is €0.68. The options vest in three batches, in June 2018 (for 50% of the options allocated), June 2019 (for 25% of the options allocated) and June 2020 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—

A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Chief Executive Officer and Corporate Officers;

—	A share price performance objective relative to the share price increase over the vesting period.

•

318,080 options to the other Corporate Committee members. Their exercise price is €0.68. The options vest in three batches, in June 2018 (for 50% of the options allocated), June 2019 (for 25% of the options allocated) and June 2020 (for 25% of the options allocated). The options have an eight-year duration. Such vesting is subject to performance conditions based on the fulfillment of the following objectives:

—	A share price performance objective relative to the share price considering the SBF 120 index;

—	A share price performance objective relative to the ADS price considering the PHLX Oil Service SectorSM (OSXSM) index;

—	A financial indicator in the form of an EBITDAS objective expressed in US dollars and related to the target for the annual variable part of compensation of the Corporate Committee members;

—	A share price performance objective relative to the share price increase over the vesting period.

The exercise price of each option is the average market value of the share during the twenty-day period ending the day before the date the option is allocated.

Information related to options outstanding at December 31, 2017 is summarized below:

Date of Board of Directors’ Resolution	Options granted	Options granted after capital operations(a)	Options outstanding at Dec. 31, 2017(b) (c) (d)	Exercise price per share (€)(b) (c) (d)	Expiration date	Remaining duration
January 06, 2010	220,000	8,668	8,668	373.44	January 06, 2018	0.2 months
March 22, 2010	1,548,150	60,980	51,394	493.44	March 22, 2018	2.7 months
October 21, 2010	120,000	4,727	1,564	428.80	October 21, 2018	9.7 months
March 24, 2011	1,164,363	45,863	38,345	646.72	March 24, 2019	14.7 months
June 26, 2012	1,410,625	55,563	19,720	476.48	June 26, 2020	29.9 months
June 24, 2013	1,642,574	61,443	30,817	493.44	June 24, 2021	41.8 months
June 26, 2014	1,655,843	61,939	41,353	274.88	June 26, 2022	53.9 months
June 25, 2015	1,769,890	66,205	47,790	160.64	June 25, 2023	65.8 months
June 23, 2016	6,658,848	208,089	184,732	21.76	June 23, 2024	77.8 months

Total	16,190,293	573,477	424,383

(a)	Options granted adjusted following 2012 and 2016 capital increases and 2016 reverse split
(b)	Following the capital increase in October 2012, the stock options were adjusted as follows:

Date of stock options	Adjustment of number of options as of October 23, 2012	Exercise price before adjustment per share (€)	Adjusted exercise price per share (€)
January 06, 2010	231,538	14.71	13.98
March 22, 2010	1,430,622	19.44	18.47
October 21, 2010	126,291	16.88	16.05
March 24, 2011	1,150,636	25.48	24.21
June 26, 2012	1,483,424	18.77	17.84

(c)	Following the capital increase in February 2016, the stock options were adjusted as follows:

Date of stock options	Adjustment of number of options as of February 29, 2016	Exercise price before adjustment per share (€)	Adjusted exercise price per share (€)
January 06, 2010	277,370	13.98	11.67
March 22, 2010	1,675,700	18.47	15.42
October 21, 2010	100,072	16.05	13.40
March 24, 2011	1,287,848	24.21	20.21
June 26, 2012	1,061,569	17.84	14.89
June 24, 2013	1,495,770	18.47	15.42
June 26, 2014	1,782,127	10.29	8.59
June 25, 2015	1,998,861	6.01	5.02

(d)	Following the reverse split in July 2016, the stock options were adjusted as follows:

Date of stock options	Adjustment of number of options as of July 20, 2016	Exercise price before adjustment per share (€)	Adjusted exercise price per share (€)
January 06, 2010	8,668	11.67	373.44
March 22, 2010	52,183	15.42	493.44
October 21, 2010	3,128	13.40	428.80
March 24, 2011	40,167	20.21	646.72
June 26, 2012	20,766	14.89	476.48
June 24, 2013	43,238	15.42	493.44
June 26, 2014	49,660	8.59	274.88
June 25, 2015	63,013	5.02	160.64
June 23, 2016	208,089	0.68	21.76

A summary of the Company’s stock option activity, and related information for the years ended December 31, 2017 follows:

	2017		2016		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	(weighted average exercise price in €)
Outstanding-beginning of year	510,837	235.86	10,043,037	16.14	10,696,143	19.31
Granted	—	—	6,658,848	0.68	1,769,890	6.01
Adjustments followings the reverse split	—	—	(16,004,834)	235.79	—	—
Adjustments followings the capital increase	—	—	1,976,021	13.48	—	—
Exercised	—	—	—	—	—	—
Forfeited	(86,454)	216.91	(2,162,235)	274.26	(2,422,996)	22.75

Outstanding-end of year	424,383	239.72	510,837	235.86	10,043,037	16.14
Exercisable-end of year	205,418	443.16	209,618	450.25	6,018,303	20.11

The average price of CGG share was €5.74 in 2017, €20.33 in 2016, and €154.88 in 2015 after adjustment following the reverse stock split.

Performance units

Allocation plan dated June 25, 2015

On June 25, 2015, the Board of Directors implemented a performance units plan for a maximum amount of 712,300 performance units out of which 27,500 were allocated to the Chief Executive Officer, 12,500 were allocated to each of the Corporate Officers, 20,000 were allocated to the other Corporate Committee members and 639,800 were allocated to certain employees.

The performance units vest upon the expiry of a three-year period from the vesting date subject to a presence condition in the Group at the time of vesting and achievement of certain performance conditions. These performance conditions are based on the achievement of Group objectives related to the return on capital employed and statement of financial position structure along with achievement of the segments’ financial objectives aligned with the Group strategic orientations over a three-year period.

The number of vested 2015 performance units is determined upon achievement of the Group objectives up to 60% of the global allocation. The balance will be acquired based on the achievement of the segments’ objectives.

The valuation of each vested 2015 performance unit shall be equal to the average closing prices of the CGG share on Euronext over the five trading days prior to the vesting date. The vested performance units will be paid half in cash and half in existing CGG shares.

Allocation plan dated June 23, 2016

On June 23, 2016, the Board of Directors implemented a performance units plan for a maximum amount of 2,566,880 performance units out of which 108,960 were allocated to the Chief Executive Officer, 49,600 were allocated to each of the Corporate Officers, 39,680 were allocated to the other Corporate Committee members and 2,269,440 were allocated to certain employees.

The performance units vest upon the expiry of a three-year period from the vesting date subject to a presence condition in the Group at the time of vesting and achievement of certain performance conditions. These performance conditions are based on the achievement of Group objectives related to the return on capital employed and statement of financial position structure along with achievement of the segments’ financial objectives aligned with the Group strategic orientations over a three-year period.

The number of vested 2016 performance units is determined upon achievement of the Group objectives up to 60% of the global allocation. The balance will be acquired based on the achievement of the segments’ objectives.

The valuation of each vested 2016 performance unit shall be equal to the average closing prices of the CGG share on Euronext over the five trading days prior to the vesting date. The vested performance units will be paid half in cash and half in existing CGG shares.

Compensation cost on stock options, performance shares and units

The following table lists the assumptions used to value the 2015 and 2016 options plans, the 2015 and 2016 performance units allocation plan according to IFRS 2. The Group uses the Black & Scholes model.

	Options granted	Volatility(1)	Risk- free rate	Exercise price per share (€)	Estimated Maturity (years)	Fair value per share at the grant date (€)	Dividends yields
2015 stock options plan	1,769,890	42%	0.14%	6.01	4	1.64	0.0%
2016 stock options plan	6,658,848	47%	-0.31%	0.68	4	0.23	0.0%

	Performance shares granted	Achievement of performance Conditions(2)	Fair value per share at the grant date (€)(3)	Dividends yields
2015 performance units allocation plan	712,300	0%	5.48	0.0%
2016 performance units allocation plan	2,566,880	50%	0.67	0.0%

(1)	Corresponds to the average of restated historical volatility and implied volatility.
(2)	Estimated.
(3)	Corresponds to CGG share price at the date of allocation

According to IFRS 2, fair value of stock options and performance shares and units granted since November 7, 2002 must be recognized as an expense over the life of the plan. Detail of this expense is as follows:

	Year
	IFRS 2 total expense			Of which for the executive managers of the Group
	2017	2016	2015	2017	2016	2015
	(In millions of US$)
2012 stock options plan	—	0.2	0.2	—	0.1	(0.2)
2013 stock options plan	0.1	0.3	1.1	—	—	0.1
2014 stock options plan	0.3	1.1	1.6	—	0.1	0.4
2015 stock options plan	0.4	0.9	0.5	0.1	0.2	0.1
2016 stock options plan	0.4	0.3	—	0.1	—	—
2013 performance units plan — paid in shares	—	—	(0.8)	—	—	(0.1)
2014 performance units plan — paid in shares	—	(0.6)	0.1	—	(0.1)	—
2015 performance units plan — paid in shares	(0.5)	0.1	0.4	(0.1)	—	—
2016 performance units plan — paid in shares	0.1	0.2	—	—	—	—

Recognized expense from equity-settled share based payment transactions	0.8	2.5	3.1	0.1	0.3	0.3